Long-term Debt - Albertsons Term Loans (Details)									12 Months Ended
	Jun. 27, 2017 USD ($) tranche	Jun. 16, 2017 USD ($)	Dec. 23, 2016 USD ($) tranche	Aug. 09, 2016 USD ($)	Jun. 22, 2016 USD ($) tranche	May 31, 2016 USD ($)	Dec. 21, 2015 USD ($)	Feb. 28, 2015 USD ($)	Feb. 24, 2018 USD ($)
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit as a percentage of total assets									4.00%
Maximum
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit									$ 1,000,000,000
Secured debt | Term Loans
Debt Instrument [Line Items]
Face amount of debt instrument								$ 6,296,000,000.0
Amount of debt extinguished		$ 250,000,000
Amount of deferred financing costs and original issue discounts write off		$ 7,600,000
Write off of deferred financing costs on previous loans	$ 17,800,000		$ 14,000,000		$ 12,800,000
Secured debt | Term B-2 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 1,437,000,000.0
Increase in applicable margin							0.125%
Secured debt | Term B-2 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								1.00%
Basis spread on variable rate								4.375%
Secured debt | Term B-3 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 950,000,000.0
Amount of debt extinguished						$ 519,800,000
Increase in applicable margin							0.125%
Amount of deferred financing costs and original issue discounts write off						15,000,000
Secured debt | Term B-3 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								1.00%
Basis spread on variable rate								4.00%
Secured debt | Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 3,609,000,000.0
Secured debt | Term B-4 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								1.00%
Basis spread on variable rate								4.50%
Secured debt | Term B-4-1 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 300,000,000.0
Secured debt | Term B-4-1 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								1.00%
Basis spread on variable rate								4.50%
Secured debt | Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 1,145,000,000
Secured debt | Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								1.00%
Basis spread on variable rate								4.50%
Secured debt | NAI Senior Secured Term Loan
Debt Instrument [Line Items]
Amount of debt extinguished							$ 1,141,500,000
Secured debt | June 2016 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | tranche					3
Secured debt | 2016-1 Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument					$ 3,280,000,000
Secured debt | 2016-1 Term B-4 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate					1.00%
Basis spread on variable rate					3.50%
Secured debt | 2016-1 Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument					$ 1,145,000,000
Secured debt | 2016-1 Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate					1.00%
Basis spread on variable rate					3.75%
Secured debt | Term B-6 Loan
Debt Instrument [Line Items]
Face amount of debt instrument					$ 2,100,000,000
Amount of debt extinguished				$ 500,000,000
Amount of deferred financing costs and original issue discounts write off				9,200,000
Secured debt | Term B-6 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate					1.00%
Basis spread on variable rate					3.75%
Secured debt | June 2016 Term Loan Refinancing
Debt Instrument [Line Items]
Write off of deferred financing costs on previous loans					$ 27,600,000
Secured debt | December 2016 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | tranche			3
Secured debt | 2016-2 Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument			$ 3,271,800,000.0
Secured debt | 2016-2 Term B-4 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate			0.75%
Basis spread on variable rate			3.00%
Secured debt | 2016-2 Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,142,100,000.0
Secured debt | 2016-2 Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate			0.75%
Basis spread on variable rate			3.25%
Secured debt | 2016-1 Term B-6 Loan
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,600,000,000
Secured debt | 2016-1 Term B-6 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate			0.75%
Basis spread on variable rate			3.25%
Secured debt | December 2016 Term Loan Refinancing
Debt Instrument [Line Items]
Write off of deferred financing costs on previous loans			$ 7,900,000
Secured debt | June 2017 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | tranche	3
Interest expense	$ 3,900,000
Secured debt | New Term B-4 Loan Due 2021
Debt Instrument [Line Items]
Face amount of debt instrument	$ 3,013,600,000.0
Secured debt | New Term B-4 Loan Due 2021 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate	0.75%
Basis spread on variable rate	2.75%
Secured debt | New Term B-5 Loan Due 2022
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,139,300,000.0
Secured debt | New Term B-5 Loan Due 2022 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate	0.75%
Basis spread on variable rate	3.00%
Secured debt | New Term B-6 Loan Due 2023
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,596,000,000
Secured debt | New Term B-6 Loan Due 2023 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate	0.75%
Basis spread on variable rate	3.00%
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Proceeds from lines of credit					$ 300,000,000
Line of credit | Asset-Based Loan Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate									1.75%
Senior notes | Senior Unsecured Notes, Maturity 2024
Debt Instrument [Line Items]
Face amount of debt instrument						$ 1,250,000,000
Stated interest rate						6.625%			6.625%
Senior notes | Senior Unsecured Notes, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,250,000,000
Stated interest rate				5.75%					5.75%